[Letterhead of Orrick, Herrington & Sutcliffe LLP]

August 26, 2013

VIA EDGAR

Tom Kluck

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549

Re:	Marcus & Millichap, Inc.
Amendment No. 1 to
Draft Registration Statement on Form S-1
Submitted August 1, 2013
CIK No. 0001578732

Dear Mr. Kluck:

This letter sets forth the responses of Marcus & Millichap, Inc. (the “Company”) to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) set forth in the letter dated August 16, 2013 (the “Staff Letter”), relating to the Company’s Draft Registration Statement on Form S-1. The Company is concurrently submitting Amendment No. 2 to the Draft Registration Statement (the “Amendment”).

For ease of reference, we have set forth each comment in the Staff Letter in italicized, bold type and have followed each comment with the Company’s response. Capitalized terms used but not defined in this letter have the meanings given to them in the Amendment.

General:

1.	If you intend to respond to these comments with an amended draft registration statement, please submit it and any associated correspondence in accordance with the guidance we provide in the Division’s October 11, 2012 announcement on the SEC website at http://www.sec.gov/divisions/corpfin/cfannouncements/drsfilingprocedures101512.htm.

The Company confirms that it is submitting the Amendment and associated correspondence in accordance with the Commission’s guidance provide in the Division’s October 11, 2012 announcement on the SEC website.

Tom Kluck

2.	We note your response to comment 3 of our letter dated July 12, 2013. Please revise the disclosure throughout the prospectus, including the table in the Principal and Selling Stockholders section, to identify as selling stockholders the debt-for-equity exchange parties.

In response to the Staff’s comment, the Company has revised the disclosure throughout the prospectus to identify the debt-for-equity exchange parties as selling stockholders.

3.	We have reviewed your response to comments 19 and 24 of our letter dated July 12, 2013. We will continue to monitor future amendments for a response to these comments.

The Company has included a discussion of the material terms of the tax sharing agreement and the transition services agreement on pages 86 to 88 of the Amendment. Additionally, the Company has included the names of its director nominees and the disclosure required by Item 401(a) of Regulation S-K for each such nominee on pages 73 to 75 of the Amendment.

The Spin-Off, page 36

4.	Please describe all material terms of the Contribution Agreement.

In response to the Staff’s comment, the Company has included a description of the material terms of the Contribution Agreement on page 86 of the Amendment.

Management’s Discussion and Analysis of Financial Condition…, page 39

Critical Accounting Policies; Use of Estimates, page 52

Stock-Based Compensation, page 52

Amendments to Restricted Stock and SARS, page 53

5.	We note your response to our prior comment 21. Please revise your filing to disclose how you will account for the amendments. Your revision should address how you will determine the one-time compensation charge and how you will classify the awards.

In response to the Staff’s comment, the Company has revised the disclosure on pages 53 to 54 of the Amendment to expand its disclosure related to the accounting for the amendments to the restricted stock, the stock appreciation rights and the deferred stock units in conjunction with the offering. Specifically, the revised disclosure addresses how the Company will determine the one-time compensation charge and how the awards will be classified.

Financial Statements

Consolidated Statements of Income, page F-4

Tom Kluck

6.	We note your response to our prior comment 31. Your reference to section 3410.1 in the Division of Corporation Finance Financial Reporting Manual is applicable to tax exempt entities. Please tell us the authoritative accounting literature management relied upon to present certain pro forma information relating to a change in tax rate on the face of the income statement as the Company was not a tax-exempt entity previously.

In response to the Staff’s comment, the Company has removed the presentation of the pro forma information relating to a change in tax rate on the face of the historical income statement on page F-4 of the Amendment.

Notes to Consolidated Financial Statements, page F-8

1. Organization and Accounting Policies, page F-8

Stock-Based Compensation, page F-11

7.	We note your response to our prior comment 34. Please tell us your basis in U.S. GAAP for your determination that the options and the unvested restricted stock should be accounted for as a single instrument.

The Company’s stock option arrangements allow certain employees to acquire unvested restricted stock in exchange for a note receivable. The terms of the arrangements, including the option period, the number of shares received upon exercise, the purchase price per share and the vesting schedule, are included in a single restricted stock purchase agreement that is executed with each employee on the option grant date. The options are granted at a fixed strike price and are exercisable for a period of less than one year. The unvested restricted stock received upon exercise of the option typically vests over a three-year period, which begins on the option grant date, rather than the option exercise date. Accordingly, the employee service period of the options begins on the grant date, and extends through the exercise and subsequent vesting period of the restricted stock. The Company retains the right to repurchase the shares if certain events occur, which include termination of employment.

In evaluating whether the stock options should be accounted for as a separate instrument, the Company considered the guidance in ASC 718-10-55-31 which states that “an option’s expected term must at least include the vesting period. Under some share option arrangements, an option holder may exercise an option prior to vesting (usually to obtain a specific tax treatment); however, such arrangements generally require that any shares received on exercise be returned to the entity (with or without a return of the exercise price to the holder) if the vesting conditions are not satisfied. Such an exercise is not substantive for accounting purposes.”

Since the exercise of the Company’s stock options conveys only the right to receive unvested restricted stock, includes Company repurchase provisions contingent upon continued employment, does not require cash consideration from the employee, and results in an arrangement that provides

Tom Kluck

similar economics as an employee stock option, the Company concluded that the exercise was not substantive pursuant to ASC 718-10-55-31 for accounting purposes. Accordingly, the Company has accounted for the stock options and unvested restricted stock as a single instrument.

Item 15. Recent Sales of Unregistered Securities, page II-2

8.	We refer to the first paragraph in this section and the June 1, 2010 option grants to certain officers and directors. Since the registrant and holding company, Marcus & Millichap, Inc., was incorporated in Delaware in June 2013, please clarify which entity granted these options and whether they will be assumed by you.

In response to the Staff’s comment, the Company has revised the disclosure on page II-2 of the Amendment to clarify that MMREIS, rather than the registrant, granted options to purchase shares of its common stock to some of its officers and employees. The Company will not be assuming the options. The options have all been exercised for unvested restricted common stock of MMREIS, and in connection with the offering, the vesting of all unvested restricted stock will be accelerated and subsequently contributed by the MMREIS shareholders to the Company as part of the Spin-Off, as described on pages 36 and 53 of the Amendment.

9.	We refer to the second paragraph in this section. Please expand the disclosure to include the number of shares issued to the MMREIS shareholders.

In response to the Staff’s comment, the Company has revised the disclosure to include a placeholder for the number of shares issued to the MMREIS shareholders, which the Company will not know until the price range for the Company’s common stock in the offering has been determined. The Company will update the disclosure to include the number of shares as soon as the information is available.

If you have any questions about this filing, please contact me at (415) 773-5918 or bcooper@orrick.com.

Very truly yours,

/s/ Brett Cooper

Brett Cooper